UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:  September 30, 1999

If amended report check here:  [  ]

Institutional Investment Manager Filing this Report:
Name:     Blackhill Capital, Inc.
Address:  161 Madison Avenue
          Morristown, New Jersey 07960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it s understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:   Cary M. Schwartz
Title:  President
Phone:  (973) 984-7014

Signature, Place, and Date of Signing:

CARY M. SCHWARTZ, Morristown, New Jersey, November 4, 1999

I am signing this report as required by the Securities Exchange Act of 1934.




FORM 13F

















Name of Issuer
Class
CUSIP
ValueX1000
Shares
Discretion
Sole Voting Auth.







Williams-Sonoma
Common
969904-10-1
$68,238,277
1,405,164
Sole
1,405,164
Bristol-Myers Squibb
Common
110122-10-8
$41,543,550
615,460
Sole
615,460
Pfizer
Common
717081-10-3
$27,626,799
770,085
Sole
770,085
General Electric
Common
369604-10-3
$25,117,466
211,850
Sole
211,850
Eli Lilly
Common
532457-10-8
$19,635,085
305,902
Sole
305,902
Time Warner
Common
887315-10-9
$19,136,250
315,000
Sole
315,000
Lucent Technologies
Common
549463-10-7
$18,842,944
290,450
Sole
290,450
Warner Lambert
Common
934488-10-7
$16,531,357
249,060
Sole
249,060
Eastman Kodak
Common
277461-10-9
$12,224,781
161,650
Sole
161,650
Merck
Common
589331-10-7
$12,191,231
188,100
Sole
188,100
Gillette
Common
375766-10-2
$12,142,566
357,792
Sole
357,792
American Home Products
Common
026609-10-7
$11,705,075
282,050
Sole
282,050
Kimberly-Clark
Common
494368-10-3
$11,467,850
217,400
Sole
217,400
Schering Plough
Common
806605-10-1
$10,620,506
243,450
Sole
243,450
Johnson & Johnson
Common
478160-10-4
$10,018,969
109,050
Sole
109,050
Hartford Financial
Common
45068H-10-6
$8,663,456
211,950
Sole
211,950
Abbott Labs
Common
002824-10-0
$6,212,441
169,334
Sole
169,334
Atlantic Richfield
Common
048825-10-1
$6,203,750
70,000
Sole
70,000
Baxter International
Common
071813-10-9
$6,169,600
102,400
Sole
102,400
Procter & Gamble
Common
742718-10-9
$5,942,625
63,388
Sole
63,388
BP Amoco
Common
055622-10-4
$5,711,165
51,539
Sole
51,539
Disney
Common
254687-10-6
$5,423,600
208,600
Sole
208,600
PepsiCo
Common
713448-10-8
$5,383,250
176,500
Sole
176,500
Mobil
Common
607059-10-2
$5,037,500
50,000
Sole
50,000
Xerox
Common
984121-10-3
$5,032,500
120,000
Sole
120,000
Loews
Common
540424-10-8
$4,913,125
70,000
Sole
70,000
Kinder Morgan Energy
Ltd Ptnsp
29356N-10-8
$4,539,150
104,800
Sole
104,800
Unilever NV
Common
904784-50-1
$4,296,507
63,068
Sole
63,068
Sigma-Aldrich
Common
826552-10-1
$3,333,750
105,000
Sole
105,000
Alza
Common
022615-10-8
$3,309,406
77,300
Sole
77,300
Lehman Brothers
Common
524908-10-0
$3,210,625
55,000
Sole
55,000
Smithkline Beecham
Common
832378-30-1
$2,881,250
50,000
Sole
50,000
Automatic Data Proc,
Common
053015-10-3
$2,766,750
62,000
Sole
62,000
Caterpillar
Common
149123-10-1
$2,740,899
50,005
Sole
50,005
Microsoft
Common
594918-10-4
$2,247,218
24,814
Sole
24,814
Lillian Vernon
Common
532430-10-5
$2,183,650
174,692
Sole
174,692
Pharmacia & Upjohn
Common
716941-10-9
$1,985,000
40,000
Sole
40,000
Unocal
Common
915289-10-2
$1,917,984
51,750
Sole
51,750
Texaco
Common
881694-10-3
$1,893,750
30,000
Sole
30,000
Sara Lee
Common
803111-10-3
$1,636,250
70,000
Sole
70,000
S&P 500 Index Spyders
Index
78462F-10-3
$1,284,281
9,975
Sole
9,975
TC Pipelines
Common
87233Q-10-8
$732,875
41,000
Sole
41,000
Berkshire Hathaway B
Common
084670-20-7
$660,736
356
Sole
356
CK Witco
Common
12562C-10-8
$618,636
41,589
Sole
41,589
Tiffany
Common
886547-10-8
$599,375
10,000
Sole
10,000
Dell Computer
Common
247025-10-9
$589,556
14,100
Sole
14,100
State Street Boston
Common
857473-10-2
$555,775
8,600
Sole
8,600
Archstone Communities
Common
814141-10-7
$534,613
27,069
Sole
27,069
Buckeye Partners
Ltd Ptnsp
118230-10-1
$496,800
18,400
Sole
18,400
Northern Border Ptnrs
Ltd Ptnsp
664785-10-2
$481,400
16,600
Sole
16,600
Cisco Systems
Common
17275R-10-2
$464,100
6,769
Sole
6,769
IBM
Common
459200-10-1
$459,800
3,800
Sole
3,800
Yahoo
Common
984332-10-6
$359,000
2,000
Sole
2,000
United Water Res.
Common
913190-10-4
$326,250
10,000
Sole
10,000
America Online
Common
02364J-10-4
$280,969
2,700
Sole
2,700
Lakehead Pipeline
Ltd Ptnsp
511577-10-0
$264,275
6,200
Sole
6,200
Citigroup
Common
172967-10-1
$238,040
5,410
Sole
5,410